UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%          Alliant Techsystems, Inc., 3%, 8/15/24 (a)(b)                  USD       5,000  $    5,537,500
                                    Hawker Beechcraft Acquisition Co. LLC, 8.50%, 4/01/15                    4,000       1,880,000
                                                                                                                    --------------
                                                                                                                         7,417,500
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%              Allison Transmission, Inc., 11%, 11/01/15 (b)                              320         156,800
                                    Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)                      1,020         413,100
                                    The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                             2           1,492
                                    Lear Corp., 8.75%, 12/01/16                                                700         150,500
                                    Venture Holdings Co. LLC, 12%, 6/01/09 (d)(e)(f)                         4,450              --
                                    Venture Holdings Co. LLC Series B, 9.50%,
                                    7/01/05 (d)(e)(f)(g)                                                     1,800             180
                                                                                                                    --------------
                                                                                                                           722,072
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 3.4%            Building Materials Corp. of America, 7.75%, 8/01/14                      4,000       2,540,000
                                    CPG International I, Inc., 9.904%, 7/01/12 (h)                           7,500       4,200,000
                                    CPG International I, Inc., 10.50%, 7/01/13                               1,300         728,000
                                    Momentive Performance Materials, Inc. Series WI, 9.75%,
                                    12/01/14                                                                 1,600         620,000
                                    Ply Gem Industries, Inc., 11.75%, 6/15/13                                4,500       2,666,250
                                                                                                                    --------------
                                                                                                                        10,754,250
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.2%              E*Trade Financial Corp., 12.50%, 11/30/17 (b)                           10,625       6,959,375
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.2%                    American Pacific Corp., 9%, 2/01/15                                      1,490       1,296,300
                                    ARCO Chemical Co., 9.80%, 2/01/20                                        3,550       1,136,000
                                    GEO Specialty Chemicals Corp., 7.50%, 3/31/15 (a)(b)(c)(e)               3,917       2,933,054
                                    GEO Specialty Chemicals, Inc., 12.553%, 12/31/09 (a)                     6,415       4,803,231
                                    Hexion U.S. Finance Corp., 6.649%, 11/15/14 (h)                          4,600       2,254,000
                                    MacDermid, Inc., 9.50%, 4/15/17 (b)                                      6,360       3,434,400
                                    NOVA Chemicals Corp., 5.72%, 11/15/13 (h)                               12,305       6,583,175
                                                                                                                    --------------
                                                                                                                        22,440,160
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               US Investigations Services, Inc., 10.50%, 11/01/15 (b)                   3,400       2,482,000
Supplies - 1.3%                     West Corp., 11%, 10/15/16                                                3,270       1,406,100
                                                                                                                    --------------
                                                                                                                         3,888,100
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 2.1%       Nortek Holdings, Inc., 10%, 12/01/13                                     6,830       4,781,000
                                    Nortek, Inc., 8.50%, 9/01/14                                             5,850       1,784,250
                                                                                                                    --------------
                                                                                                                         6,565,250
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.5%       Berry Plastics Holding Corp., 5.871%, 9/15/14 (h)                          375         176,250
                                    Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                       6,215       2,858,900
                                    Smurfit Kappa Funding Plc, 7.75%, 4/01/15                               13,625       9,128,750
                                    Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/01/12               1,600         448,000
                                    Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                   2,600         689,000
                                    Wise Metals Group LLC, 10.25%, 5/15/12                                   6,325       3,889,875
                                                                                                                    --------------
                                                                                                                        17,190,775
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                NBC Acquisition Corp., 11%, 3/15/13 (i)
Services - 0.6%                                                                                    USD       3,875  $    1,976,250
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)                         5,744       2,010,291
Services - 2.8%                     FCE Bank Plc, 7.125%, 1/16/12                                  EUR       7,800       5,450,457
                                    Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (h)                 USD       2,680       1,179,200
                                                                                                                    --------------
                                                                                                                         8,639,948
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Qwest Corp., 5.246%, 6/15/13 (h)                                         1,675       1,172,500
Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.3%           NSG Holdings LLC, 7.75%, 12/15/25 (b)                                    5,380       4,196,400
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              Muzak Holdings, LLC, 13%, 3/15/10 (i)                                    2,675         668,750
Instruments - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%     Rite Aid Corp., 9.375%, 12/15/15                                         1,910         563,450
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             DJO Finance LLC, 10.875%, 11/15/14                                       8,750       6,387,500
Supplies - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             Community Health Systems, Inc. Series WI, 8.875%, 7/15/15                4,000       3,210,000
Services - 1.4%                     Tenet Healthcare Corp., 6.375%, 12/01/11                                   515         391,400
                                    Tenet Healthcare Corp., 6.50%, 6/01/12                                   1,150         839,500
                                                                                                                    --------------
                                                                                                                         4,440,900
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -     HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (b)(d)                    7,141          35,707
4.3%                                HRP Myrtle Beach Operations LLC, 7.383%, 4/01/12 (b)(d)                  5,000       2,200,000
                                    HRP Myrtle Beach Operations LLC, 12.50%, 4/01/13 (b)(d)                  5,000         950,000
                                    Harrah's Operating Co., Inc., 10.75%, 2/01/16 (b)                        9,131       2,031,647
                                    Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                     4,260         380,680
                                    Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)          2,560       1,676,800
                                    Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)             1,370         616,500
                                    Snoqualmie Entertainment Authority, 6.875%, 2/01/14 (b)(h)               1,015         598,850
                                    Station Casinos, Inc., 7.75%, 8/15/16                                    3,400       1,037,000
                                    Travelport LLC, 6.828%, 9/01/14 (h)                                      2,160         518,400
                                    Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (d)(f)             530          18,550
                                    Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (b)                         3,000       2,535,000
                                    Universal City Florida Holding Co. I, 7.943%, 5/01/10 (h)                2,000         920,000
                                                                                                                    --------------
                                                                                                                        13,519,134
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%           Stanley-Martin Communities LLC, 9.75%, 8/15/15                           2,250         596,250
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.5%                  First Data Corp., 9.875%, 9/24/15                                        2,500       1,437,500
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                     3,200       1,704,000
Energy Traders - 1.4%

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                    Texas Competitive Electric Holdings Co. LLC, 10.25%,
                                    11/01/15 (b)                                                   USD       2,000  $    1,280,000
                                    Texas Competitive Electric Holdings Co. LLC, 10.50%,
                                    11/01/16 (b)(c)                                                          2,400       1,296,000
                                                                                                                    --------------
                                                                                                                         4,280,000
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.6%     Sequa Corp., 11.75%, 12/01/15 (b)                                        5,100       2,244,000
                                    Sequa Corp., 13.50%, 12/01/15 (b)(c)                                     6,823       2,908,196
                                                                                                                    --------------
                                                                                                                         5,152,196
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.4%                    Alliant Holdings I, Inc., 11%, 5/01/15 (b)                               2,500       1,781,250
                                    American International Group, Inc., 8.25%, 8/15/18 (b)                   7,500       5,003,985
                                    USI Holdings Corp., 6.024%, 11/15/14 (b)(h)                              1,630         670,337
                                                                                                                    --------------
                                                                                                                         7,455,572
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                    ESCO Corp., 5.871%, 12/15/13 (b)(h)                                      3,070       1,995,500
                                    RBS Global, Inc., 8.875%, 9/01/16                                        1,685       1,044,700
                                    Titan International, Inc., 8%, 1/15/12                                   1,530       1,193,400
                                                                                                                    --------------
                                                                                                                         4,233,600
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                       Navios Maritime Holdings, Inc., 9.50%, 12/15/14                            465         279,000
                                    Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (b)                      1,760         440,000
                                                                                                                    --------------
                                                                                                                           719,000
----------------------------------------------------------------------------------------------------------------------------------
Media - 4.6%                        Affinion Group, Inc., 10.125%, 10/15/13                                  1,080         739,800
                                    Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14                 5,000       1,650,000
                                    Charter Communications Holdings LLC, 10%, 4/01/09                        2,402       2,113,760
                                    Charter Communications Holdings LLC, 11.125%, 1/15/11                    1,319         547,385
                                    Charter Communications Holdings LLC, 10%, 5/15/11                        1,978         810,980
                                    Local Insight Regatta Holdings, Inc., 11%, 12/01/17                      2,665       1,252,550
                                    Network Communications, Inc., 10.75%, 12/01/13                              20           6,600
                                    Nielsen Finance LLC, 10%, 8/01/14                                        2,000       1,440,000
                                    Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18 (i)              3,235       1,730,725
                                    TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                               5,230       2,824,200
                                    Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)                               3,000       1,248,750
                                                                                                                    --------------
                                                                                                                        14,364,750
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.4%              Aleris International, Inc., 9%, 12/15/14 (c)                             1,100          66,000
                                    Aleris International, Inc., 10%, 12/15/16                                1,500         157,500
                                    RathGibson, Inc., 11.25%, 2/15/14                                        4,440       2,708,400
                                    Ryerson, Inc., 10.568%, 11/01/14 (b)(h)                                  6,720       4,435,200
                                                                                                                    --------------
                                                                                                                         7,367,100
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       Chaparral Energy, Inc., 8.50%, 12/01/15                                  1,410         521,700
0.9%                                Compton Petroleum Finance Corp., 7.625%, 12/01/13                        2,220         910,200
                                    SandRidge Energy, Inc., 7.508%, 4/01/14 (h)                              2,000       1,335,266
                                                                                                                    --------------
                                                                                                                         2,767,166
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Corporate Bonds                                                         (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 7.1%      Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (h)                USD       6,500  $      975,000
                                    Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)                              9,811       6,573,284
                                    Bowater, Inc., 9%, 8/01/09                                                 640         278,400
                                    Bowater, Inc., 4.996%, 3/15/10 (h)                                       7,600       2,508,000
                                    Domtar Corp., 7.125%, 8/15/15                                            3,775       2,567,000
                                    NewPage Corp., 9.443%, 5/01/12 (h)                                       8,000       4,200,000
                                    NewPage Corp., 10%, 5/01/12                                              2,720       1,468,800
                                    NewPage Corp., 12%, 5/01/13                                              3,325       1,147,125
                                    Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (h)                   4,400       2,376,000
                                                                                                                    --------------
                                                                                                                        22,093,609
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.5%              Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (h)                    5,000       2,850,000
                                    Elan Finance Plc, 6.149%, 11/15/11 (h)                                   4,825       2,726,125
                                    Elan Finance Plc, 7.75%, 11/15/11                                        3,525       2,115,000
                                                                                                                    --------------
                                                                                                                         7,691,125
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       RAIT Financial Trust, 6.875%, 4/15/27 (a)(b)                             3,500       1,365,000
(REITs) - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Realogy Corp., 10.50%, 4/15/14                                           6,500       1,137,500
Development - 0.6%                  Realogy Corp., 12.375%, 4/15/15                                          5,333         853,280
                                                                                                                    --------------
                                                                                                                         1,990,780
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                  Swift Transportation Co., Inc., 9.899%, 5/15/15 (b)(h)                   1,350         155,250
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Spansion, Inc., 5.328%, 6/01/13 (b)(h)                                   3,370         707,700
Equipment - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                     BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(h)                           1,477         561,141
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.4%             Buffets, Inc., 12.50%, 11/01/14 (d)(f)                                   1,440           3,600
                                    General Nutrition Centers, Inc., 7.584%, 3/15/14 (c)(h)                  5,560       3,169,200
                                    General Nutrition Centers, Inc., 10.75%, 3/15/15                         4,480       2,576,000
                                    Michaels Stores, Inc., 10%, 11/01/14                                     2,240         705,600
                                    Michaels Stores, Inc., 11.375%, 11/01/16                                 2,785         612,700
                                    United Auto Group, Inc., 7.75%, 12/15/16                                 1,380         503,700
                                                                                                                    --------------
                                                                                                                         7,570,800
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Digicel Group Ltd., 8.875%, 1/15/15 (b)                                  3,560       1,833,400
Services - 3.0%                     Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                               7,248       3,660,240
                                    FiberTower Corp., 9%, 11/15/12 (a)(b)                                    2,150         647,687
                                    FiberTower Corp., 9%, 11/15/12 (a)                                         350         105,437
                                    iPCS, Inc., 5.318%, 5/01/13 (h)                                          1,250         875,000
                                    Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                   2,600       1,885,000
                                    Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                           755         415,250
                                                                                                                    --------------
                                                                                                                         9,422,014
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds - 69.5%                                                      217,432,867
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%          IAP Worldwide Services, Inc. Term Loan, 8.063%, 12/31/12       USD       1,050  $      645,646
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.8%                     Delta Air Lines, Inc. Credit-Linked Deposit Loan,
                                    1.751% - 4.581%, 4/30/12                                                 1,980       1,309,275
                                    US Airways Group, Inc. Term Loan, 3.936%, 3/23/14                        2,227       1,025,752
                                                                                                                    --------------
                                                                                                                         2,335,027
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 3.3%              Allison Transmission, Inc. Term Loan, 4.38% - 5.57%, 8/07/14             7,574       4,511,804
                                    Dana Holding Corp. Term Advance, 6.75% - 8.02%, 1/31/15                  2,972       1,763,530
                                    Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.90%,
                                    4/30/14                                                                  2,000       1,250,000
                                    Intermet Corp. Letter of Credit, 1.648% - 6.88%, 11/08/10 (d)            1,688       1,350,320
                                    Intermet Corp. Line of Credit, 7.814%, 11/09/10                             78          62,784
                                    Intermet Corp. Term Loan B, 7.817%, 11/08/10 (d)                         1,169         935,278
                                    Intermet Corp. Term Loan B, 7.817%, 5/15/11                                122          97,874
                                    Metaldyne Co. LLC DF Loan, 1.751% - 8.313%, 1/11/12                         87          29,423
                                    Metaldyne Co. LLC Initial Tranche Term Loan B, 7.875%, 1/11/14             588         200,077
                                                                                                                    --------------
                                                                                                                        10,201,090
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                  Ford Motor Co. Term Loan, 4.43%, 12/15/13                                  996         398,353
                                    General Motors Corp. Term Loan B, 5.795%, 11/29/13                         796         306,441
                                                                                                                    --------------
                                                                                                                           704,794
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                    Culligan International Second Lien Term Loan, 9.184% -
                                    9.711%, 4/24/13                                                EUR       1,500         343,036
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%                Talecris Biotherapeutics Holdings Corp. First Lien Term
                                    Loan, 4.91% - 5.64%, 12/06/13                                  USD       1,485       1,302,988
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.3%            Building Material Corp. of America Term Loan Advance,
                                    6.50% - 6.625%, 2/22/14                                                  2,985       1,839,518
                                    Masonite International Term Loan, 5%, 4/06/13                            1,943       1,125,007
                                    Masonite International U.S. Term Loan, 5%, 4/06/13                       1,962       1,135,954
                                                                                                                    --------------
                                                                                                                         4,100,479
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.4%                    Huish Detergents, Inc. Tranche Term Loan B, 5.77%, 4/26/14               2,970       2,311,620
                                    PQ Corp. (Niagara Acquisition, Inc.) First Lien Term Loan,
                                    6.72% - 7.02%, 5/29/16                                                   1,995       1,234,406
                                    PQ Corp. (Niagara Acquisition, Inc.) Second Lien Term Loan,
                                    9.97%, 5/29/15                                                          12,500       5,937,500
                                    Rockwood Specialties Group, Inc. Tranche E Term Loan,
                                    3.546%, 12/13/12                                                           614         491,424
                                    Solutia, Inc. Term Loan, 8.50%, 2/28/14                                  3,242       2,374,644

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                    Wellman, Inc. Second Lien Term Loan, 11.661%, 2/10/10 (d)(f)   USD      10,000  $    1,500,000
                                                                                                                    --------------
                                                                                                                        13,849,594
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -    ARAMARK Corp. Line of Credit Facility Letter of Credit,
2.5%                                2.469%, 1/26/14                                                            235         186,214
                                    ARAMARK Corp. U.S. Term Loan, 5.637%, 1/26/14                            3,701       2,931,139
                                    John Maneely Co. Term Loan, 5.856% - 8%, 12/28/13                        1,337         839,379
                                    NES Rentals Holdings, Inc. Term Loan C, 9.125%, 7/12/13                  3,020       1,328,798
                                    West Corp. Term Loan B-2, 3.774% - 4.733%, 10/31/13                      3,940       2,445,297
                                                                                                                    --------------
                                                                                                                         7,730,827
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%     SafeNet, Inc. First Lien Term Loan, 7.75%, 5/11/15                         988         513,500
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%      Intergraph Corp. First Lien Initial Term Loan, 4.196%, 5/15/14             419         321,345
                                    Intergraph Corp. Second Lien Term Loan, 8.196%, 11/17/14                 1,000         765,000
                                                                                                                    --------------
                                                                                                                         1,086,345
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%   Brand Energy & Infrastructure Services, Inc.
                                    (FR Brand Acquisition Corp.) Letter of Credit,
                                    4.625% - 6.063%, 1/31/14                                                   493         332,438
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%       Headwaters, Inc. Term Loan B-1 (First Lien), 8.27%, 4/30/11              1,869       1,682,143
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.1%       Berry Plastics Group, Inc. Term Loan B, 11.334%, 6/15/14                 9,685       2,905,656
                                    Consolidated Container Co. LLC Second Lien Term Loan,
                                    7.123% - 8.106%, 7/14/14                                                   350          61,250
                                    Graham Packaging Co., L.P. New Term Loan,
                                    4.438% - 6.313%, 9/30/11                                                   489         370,962
                                                                                                                    --------------
                                                                                                                         3,337,868
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                 Keystone Automotive Operations, Inc. Term Loan,
                                    4.909% - 5.633%, 1/12/12                                                 1,668         834,162
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -     Coinmach Corp. Term Loan,
1.3%                                4.46% - 5.22%, 11/15/14                                                  5,224       3,917,763
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    J.G. Wentworth LLC First Lien Term Loan, 6.012%,
0.4%                                4/03/14                                                                  4,000       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Hawaiian Telcom Term Loan C, 6.262%, 6/01/14 (e)                         4,500       1,792,499
Services - 2.1%                     Winstar Communications Debtor In Possession, 6.366%,
                                    12/31/06 (d)(f)(g)                                                       3,162       4,782,330
                                                                                                                    --------------
                                                                                                                         6,574,829
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%         Generac Acquisition Corp. First Lien Term Loan, 6.65%, 11/10/13          1,749       1,042,426
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  Dresser, Inc. Second Lien Term Loan, 7.986%, 5/15/15                     2,500       1,431,250
Services - 1.6%                     Dresser, Inc. Term Loan B, 3.686% - 4.486%, 5/15/14                      2,912       1,983,617
                                    MEG Energy Corp. Delayed Draw Term Loan, 5.77%, 3/23/13                  1,242         832,266

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                    MEG Energy Corp. Initial Term Loan, 5.77%, 3/23/13             USD       1,219  $      816,563
                                                                                                                    --------------
                                                                                                                         5,063,696
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%     Bolthouse Farms, Inc. Second Lien Term Loan, 9.262%, 12/01/13            1,000         645,000
                                    DS Waters of America, Term Loan, 5.409%, 3/31/12                         1,000         600,000
                                    McJunkin Corp. Term Loan, 7.012%, 1/30/14                                  491         391,035
                                                                                                                    --------------
                                                                                                                         1,636,035
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.1%                Dole Food Co., Inc. Credit-Linked Deposit, 4.689%, 4/12/13                 608         427,482
                                    Dole Food Co., Inc. Tranche Term Loan B, 3.50% - 5%, 4/12/13             1,078         757,676
                                    Dole Food Co., Inc. Tranche Term Loan C, 3.50% - 6.813%,
                                    4/12/13                                                                  4,016       2,822,880
                                    Jetro Holdings, Inc. Term Loan, 4.02%, 5/11/14                           1,938       1,530,625
                                    Sturm Foods, Inc. First Lien Initial Term Loan,
                                    5.875% - 6%, 1/22/14 (c)                                                   985         568,838
                                    Sturm Foods, Inc. Second Lien Initial Term Loan, 9.50%, 6/30/14          1,250         581,250
                                                                                                                    --------------
                                                                                                                         6,688,751
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             Biomet, Inc. Dollar Term Loan, 6.762%, 3/25/15                           1,985       1,610,922
Supplies - 1.3%                     DJO Finance LLC Term Loan, 4.436% - 6.762%, 11/20/13                     3,474       2,605,313
                                                                                                                    --------------
                                                                                                                         4,216,235
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             CCS Medical, Inc. First Lien Term Loan, 7.02%, 8/01/12                     475         238,832
Services - 0.8%                     Rotech Healthcare, Inc. Term Loan B, 9.135%, 9/26/11                     3,578       2,325,767
                                                                                                                    --------------
                                                                                                                         2,564,599
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               Golden Nugget, Inc. Term Loan Second Lien, 4.69%, 11/30/14               1,500         225,000
Leisure - 2.6%                      Green Valley Ranch Gaming, LLC Term Loan, 5.018%, 2/26/14                  750          52,500
                                    HRP Myrtle Beach Term Loan, 18.50% - 19.359%, 12/31/08                     157         156,600
                                    Harrah's Operating Co., Inc. Term Loan B-1,
                                    6.535% - 6.762%, 1/28/15                                                   553         323,170
                                    Harrah's Operating Co., Inc. Term Loan B-2, 6.535% -
                                    6.762%, 1/28/15                                                            697         406,582
                                    Harrah's Operating Co., Inc. Term Loan B-3, 4.436% -
                                    6.762%, 1/28/15                                                            492         286,538
                                    Las Vegas Sands LLC Delay Draw Term Loan, 5.52%, 5/23/14                   798         385,257
                                    Las Vegas Sands LLC Tranche Term Loan B,
                                    5.52%, 5/04/14                                                           3,160       1,525,578
                                    OSI Restaurant Partners, Inc. Revolving Credit, 2.639%, 5/15/14             75          32,782

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                    OSI Restaurant Partners, Inc. Term Loan B, 3.75%, 5/15/14      USD         883  $      384,804
                                    QCE LLC Second Lien Term Loan, 9.512%, 11/05/13                          6,000       2,850,000
                                    VML US Finance LLC Delay Draw Term Loan, 6.02%, 5/25/12                  1,279         716,024
                                    VML US Finance LLC Term Loan B, 6.02%, 5/25/13                           1,221         683,987
                                                                                                                    --------------
                                                                                                                         8,028,822
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%           American Residential Services LLC Second Lien Term Loan,
                                    10%, 4/17/15                                                             3,015       2,974,553
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%           Spectrum Brands, Inc. Letter of Credit, 2.70%, 4/15/13                     282         167,459
                                    Spectrum Brands, Inc. Term Loan B-1, 5.768% - 8.32%, 4/15/13             4,104       2,437,912
                                                                                                                    --------------
                                                                                                                         2,605,371
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.1%                  Activant Solutions Inc. Term Loan B, 6.063% - 6.25%, 5/02/13             3,560       2,171,562
                                    Audio Visual Services Group, Inc. Tranche Lien
                                    Term Loan B, 9.27%, 8/28/13                                              1,000         325,000
                                    Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14                          3,500       2,520,000
                                    First Data Corp. Term Loan B-2, 4.149% - 6.512%, 9/24/14                   977         661,005
                                    RedPrairie Corp. Term Loan, 5.188% - 6%, 7/17/12                           883         662,205
                                    RedPrairie Corp. Term Loan, 5.875%, 7/17/12                                295         221,063
                                                                                                                    --------------
                                                                                                                         6,560,835
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       Texas Competitive Electric Holdings Co. LLC
Energy Traders - 0.7%               Term Loan B-2, 5.268% - 7.262%, 10/10/14                                 2,970       2,007,686
                                    Texas Competitive Electric Holdings Co. LLC Term Loan B-3,
                                    5.268% - 7.262%, 10/10/14                                                  200         134,950
                                                                                                                    --------------
                                                                                                                         2,142,636
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%     Sequa Corp. Term Loan B, 5.02% - 7.02%, 12/03/14                         1,395         951,959
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                    Alliant Holdings I, Term Loan, 6.762%, 10/23/14                          1,980       1,257,300
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%    FTD Group, Inc. Tranche Term Loan B, 7.50% - 8.035%, 8/26/14             1,500       1,297,500
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.1%                    Harrington Holdings, Inc. First Lien Term Loan, 3.686%,
                                    1/11/14                                                                    985         748,600
                                    Navistar International Corp. Revolving Credit-Linked Deposit,
                                    4.686% - 7.126%, 1/19/12                                                 1,867       1,008,000
                                    Navistar International Corp. Term Advance, 4.686%, 1/19/12               5,133       2,772,000
                                    OshKosh Truck Corp. Term Loan B, 2.93% - 4.62%, 12/06/13                 1,780       1,117,585
                                    Rexnord Corp. Payment In Kind Term Loan, 9.81%, 3/02/13                  1,261         983,565
                                                                                                                    --------------
                                                                                                                         6,629,750
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
Media - 12.9%                       Affinion Group Holdings, Inc. Term Loan, 9.868%, 3/01/12       USD       4,000  $    1,600,000
                                    Cequel Communications, LLC (Cebridge) Second Lien Term Loan,
                                    8.235% - 9.193%, 5/05/14                                                10,251       5,638,149
                                    Cequel Communications, LLC (Cebridge) Term Loan B, 4.235% -
                                    6.334%, 11/05/13                                                         1,574       1,048,356
                                    ClientLogic Holding Corp. Term Loan B,
                                    4.678% - 6.789%, 1/30/14                                                   911         500,864
                                    Easton-Bell Sports, Inc. Term Loan B, 9.27%, 5/01/12                     4,448       1,556,808
                                    Education Media and Publishing Group Ltd. First Lien Term
                                    Loan B, 7.516%, 11/14/14                                                 5,053       3,183,409
                                    Education Media and Publishing Group Ltd. Second Lien Term
                                    Loan, 13.016%, 11/14/14                                                 18,834      11,300,634
                                    Ellis Communications Term Loan, 10%, 12/30/11                            6,330       3,797,986
                                    GateHouse Media Operating, Inc. Delay Draw Term Loan,
                                    4.20% - 5%, 9/15/14                                                        347          79,833
                                    GateHouse Media Operating, Inc. Initial
                                    Term Loan B, 4.20%, 8/28/14                                                670         154,000
                                    Getty Images, Inc. Initial Term Loan, 8.053%,
                                    6/30/15                                                                  1,000         853,750
                                    Insight Midwest Holdings, LLC Delay Draw Term Loan,
                                    4.85%, 4/06/14                                                           1,025         796,572
                                    Multicultural Radio Broadcasting Inc. Term Loan,
                                    4.928%, 12/15/12                                                           423         295,750
                                    NEP II Inc. Term Loan B, 6.012%, 2/16/14                                   985         640,244
                                    Newsday, LLC Term Loan, 9.75%, 7/02/13                                   3,250       2,697,500
                                    Penton Media Inc. Second Lien Term Loan, 8.42%, 2/01/14                  1,000         400,000
                                    ProSiebenSat.1 Media AG Term Loan B, 7.526%, 6/30/15           EUR         337          39,225
                                    ProSiebenSat.1 Media AG Term Loan B, 7.776%, 6/30/16                       674          78,449
                                    Thomson Learning, Inc. Term Loan B-2, 7.50%, 7/05/14           USD       6,733       5,655,825
                                                                                                                    --------------
                                                                                                                        40,317,354
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%              Euramax International Plc First Lien Term Loan, 7.50%,
                                    6/29/12                                                                  2,436       1,144,828
                                    Euramax International Plc Second Lien Term Loan, 11.75%,
                                    6/29/13                                                                  2,500         875,000
                                                                                                                    --------------
                                                                                                                         2,019,828
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%              Coleto Creek Letter of Credit, 6.512%, 7/31/13                             452         314,787
                                    Coleto Creek Term Loan B, 3.662%, 7/31/13                                   32          22,187
                                    Energy Transfer Equity, LP Term Loan B, 4.138%, 11/01/12                   750         609,750
                                    NE Energy Second Lien Term Loan, 7.711%, 10/31/14                          750         555,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
Industry                            Floating Rate Loan Interests                                            (000)         Value
----------------------------------------------------------------------------------------------------------------------------------
                                    USPF Holdings Term Loan, 3.159%, 4/15/14                       USD         925  $      684,825
                                                                                                                    --------------
                                                                                                                         2,186,549
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%             Neiman Marcus Group, Inc. Term Loan, 4.565%, 4/06/13                     2,500       1,562,500
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Big West Oil & Gas Delay Advanced Term Loan, 5.25%, 5/15/14                962         529,375
Fuels - 3.9%                        Big West Oil & Gas Initial Finance Term Loan, 5.25%, 5/15/14               766         421,094
                                    Petroleum Geo-Services ASA Term Loan, 5.51%, 6/06/15                     1,907       1,401,400
                                    Scorpion Drilling Ltd. Second Lien Term Loan, 8.936%, 5/05/15            3,500       3,325,000
                                    Turbo Beta Plc Bridge Loan, 14.50%, 3/15/18                              5,958       5,838,759
                                    Western Refining Inc. LP Term Loan, 9.25%, 5/30/14                       1,375         777,127
                                                                                                                    --------------
                                                                                                                        12,292,755
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 1.3%      Boise Paper Holdings LLC (Aldabra Sub LLC)
                                    Second Lien Term Loan, 7.50%, 2/05/15                                    1,492       1,208,925
                                    Verso Paper Finance Holdings LLC Term Loan, 10.012%, 2/01/13             3,671       2,796,354
                                                                                                                    --------------
                                                                                                                         4,005,279
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%              Pharmaceutical Technologies & Services (PTS)
                                    Term Loan, 6.012%, 4/10/14                                                 513         310,703
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Enclave First Lien Term Loan, 6.14%, 3/01/12                             4,000       2,619,601
Development - 1.7%                  Georgian Towers Term Loan, 6.14%, 3/01/12                                4,000       2,717,948
                                                                                                                    --------------
                                                                                                                         5,337,549
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                  Rail America, Inc. Canadian Term Loan, 7.883%, 6/30/09                     242         198,419
                                    Rail America, Inc. Term Loan, 7.883%, 6/30/09                              744         610,429
                                    Rail America, Inc. U.S. Term Loan, 7.883%, 6/30/09                       1,878       1,540,288
                                                                                                                    --------------
                                                                                                                         2,349,136
----------------------------------------------------------------------------------------------------------------------------------
Software - 1.1%                     Aspect Software Second Lien Term Loan, 9.188%, 7/05/12                   7,000       3,500,000
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.6%             ADESA, Inc. (KAR Holdings Inc.) Initial Term Loan B, 6.02%,
                                    10/20/13                                                                 1,914       1,135,774
                                    Claire's Stores Inc. Term Loan B, 4.186% - 6.512%, 5/29/14               1,476         606,668
                                                                                                                    --------------
                                                                                                                         1,742,442
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -  Renfro Corp. Tranche Term Loan B, 5.42% - 7.02%,
0.1%                                9/30/13                                                                    692         276,978
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          IPC Systems Inc. Tranche Term Loan B-1, 6.012%, 5/31/14                  1,853         917,373
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Floating Rate Loan Interests - 61.2%                                         191,271,443
----------------------------------------------------------------------------------------------------------------------------------
Industry                            Common Stocks                                                           Shares
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%            Neenah Enterprises Inc. (f)                                            144,858          50,700
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%              E*Trade Financial Corp. (f)                                            484,043         653,458
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                           Shares        Value
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                    GEO Specialty Chemicals, Inc. (e)(i)                                   339,340  $      130,273
                                    GenTek Inc. (f)                                                            403           7,423
                                                                                                                    --------------
                                                                                                                           137,696
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               New Outsourcing Solutions, Inc. (f)                                     90,876         181,752
Supplies - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.4%     Loral Space & Communications Ltd. (f)                                  150,354       1,270,491
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.3%       Smurfit Kappa Plc                                                       36,342          85,721
                                    Viskase Cos., Inc. (f)                                               1,428,423         714,211
                                                                                                                    --------------
                                                                                                                           799,932
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Preferred Term Securities VI, Ltd. (b)(f)                               35,000         980,000
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%         Medis Technologies Ltd. (f)                                            286,757         192,127
                                    SunPower Corp. Class B (f)                                               4,893         127,307
                                                                                                                    --------------
                                                                                                                           319,434
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -     HRP PIK Corp. Class B (b)(e)(f)                                          5,000              50
0.0%                                Lodgian, Inc. (f)                                                       27,787          61,131
                                                                                                                    --------------
                                                                                                                            61,181
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               EXCO Resources, Inc. (f)                                               378,859       2,905,849
Fuels - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.9%      Ainsworth Lumber Co. Ltd.                                            1,190,019       1,256,995
                                    Ainsworth Lumber Co. Ltd. (b)                                        1,335,501       1,409,528
                                    Western Forest Products, Inc. (b)(f)                                   211,149          83,424
                                                                                                                    --------------
                                                                                                                         2,749,947
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.6%             Movie Gallery, Inc. (f)                                                503,737       2,014,948
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          American Tower Corp. Class A (f)                                        18,671         508,598
Services - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 4.0%                                                          12,633,986
----------------------------------------------------------------------------------------------------------------------------------
                                    Preferred Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Par
                                    Capital Trusts                                                         (000)
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Citigroup, Inc., 8.40% (g)(j)                                  USD       4,200       2,479,890
Services - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Securities - 0.8%                                                    2,479,890
----------------------------------------------------------------------------------------------------------------------------------
                                    Warrants (k)                                                            Shares
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%            Neenah Enterprises Inc. (expires 9/30/13)                              130,547          39,164
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                    GenTek Inc. Tranche C (expires 11/10/10)                                   231             693
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             HealthSouth Corp. (expires 1/16/14)                                    126,761               1
Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        Sirius Satellite Radio, Inc. (expires 5/15/09)                          15,000              75
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%             Movie Gallery, Inc. (expires 5/15/15) (e)                               62,323          31,162
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Warrants -  0.0%                                                                  71,095
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Beneficial
                                                                                                         Interest
                                    Other Interests (l)                                                   (000)
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                     Delta Air Lines, Inc. Default 8.33% Escrow                     USD       5,505          82,575
                                    Delta Air Lines, Inc. Default 10% Escrow                                 4,200          63,000
                                                                                                                    --------------
                                                                                                                           145,575
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        Adelphia Escrow (e)                                                      7,500             750

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                        Beneficial
                                                                                                         Interest
Industry                            Other Interests (l)                                                   (000)          Value
----------------------------------------------------------------------------------------------------------------------------------
                                    Adelphia Preferred Escrow (e)                                  USD           5               1
                                    Adelphia Recovery Trust (e)                                              9,406  $       37,624
                                    Adelphia Recovery Trust Series ACC-6B INT (e)                              500              50
                                                                                                                    --------------
                                                                                                                            38,425
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%             Movie Gallery, Inc. Default Escrow (e)                                  21,700             217
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Other Interests - 0.1%                                                           184,217
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $783,104,312) - 135.6%                                                     424,073,498
----------------------------------------------------------------------------------------------------------------------------------
                                    Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC
                                    Cash Sweep Series, 1.64% (m)(n)                                          2,765       2,764,966
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $2,764,966) - 0.9%                                                           2,764,966
----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $785,869,278*)  - 136.5%                                 426,838,464

                                    Liabilities in Excess of Other Assets - (36.5)%                                   (114,206,170)
                                                                                                                    --------------
                                    Net Assets - 100.0%                                                             $  312,632,294
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 786,304,407
                                                                  =============
      Gross unrealized appreciation                               $   5,014,545
      Gross unrealized depreciation                                (364,480,488)
                                                                  -------------
      Net unrealized depreciation                                 $(359,465,943)
                                                                  =============

(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)   Issuer filed for bankruptcy and/or is in default of interest payments.
(e)   Security is fair valued.
(f)   Non-income producing security.
(g) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(h)   Variable rate security. Rate shown is as of report date.
(i)   Represents a step bond. Rate shown is as of report date.
(j)   Security is perpetual in nature and has no stated maturity date.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(l) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(m)   Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                      $2,764,966               $98,023
      --------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Foreign currency exchange contracts as of November 30, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
            Currency          Currency           Settlement        Appreciation
            Purchased           Sold                Date          (Depreciation)
      --------------------------------------------------------------------------
      USD   6,223,987        EUR 4,929,500        12/10/08           $ (37,307)
      USD     633,843        EUR 489,000          12/10/08              12,731
      USD   2,026,599        CAD 2,400,000        1/21/09               90,388
      --------------------------------------------------------------------------
      Total                                                          $  65,812
                                                                     ===========

o     Currency Abbreviations:
      CAD          Canadian Dollar
      EUR          Euro
      GBP          British Pound
      USD          U.S. Dollar

o Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2008 were as follows:

      --------------------------------------------------------------------------
                     Pay                                 Notional
                     Fixed                                Amount     Unrealized
      Issuer         Rate    Counterparty   Expiration   (000)(1)   Appreciation
      --------------------------------------------------------------------------
      Dow Jones
      CDX North              Credit
      America High           Suisse
      Yield Index    5.00%   International  June 2013    USD 7,440   $ 1,207,528
      --------------------------------------------------------------------------
(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

o Credit default swaps on traded indexes - sold protection outstanding as of November 30, 2008 were as follows:

      --------------------------------------------------------------------------
                     Pay                                 Notional
                     Fixed                                Amount     Unrealized
      Issuer         Rate    Counterparty   Expiration   (000)(1)   Depreciation
      --------------------------------------------------------------------------
      BAA Ferovial
      Junior Term            Deutsche
      Loan           2.00%   Bank AG        June 2012    GBP 900     $ (307,958)
      --------------------------------------------------------------------------
(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

o Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as November 30, 2008 in determining the fair valuation of the Fund's investments:

-------------------------------------------------------------------------------
                                                                       Other
   Valuation                             Investments in              Financial
   Inputs                                  Securities               Instruments*
-------------------------------------------------------------------------------
Level 1                                   $   9,847,357                      --
Level 2                                     324,562,087             $ 1,273,340
Level 3                                      92,429,020                (307,958)
-------------------------------------------------------------------------------
Total                                     $ 426,838,464             $   965,382
                                                                    ===========
* Other financial instruments are foreign currency exchange contracts and swaps.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

--------------------------------------------------------------------------------
                                            Investments in       Other Financial
                                              Securities          Instruments**
--------------------------------------------------------------------------------
Balance, as of March 1, 2008                $ 192,289,712        $     (157,226)
Accrued discounts/premiums                        363,895                    --
Realized gain (loss)                          (13,727,935)                   --
Change in unrealized depreciation             (30,155,287)             (150,732)
Net purchases (sales)                         (43,424,963)                   --
Net transfers in/out of Level 3               (12,916,402)                   --
--------------------------------------------------------------------------------
Balance, as of November 30, 2008            $  92,429,020        $     (307,958)
                                            ====================================
**    Other financial instruments are swaps.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Debt Strategies Fund, Inc.

Date: February 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: February 18, 2009


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Debt Strategies Fund, Inc.

Date: February 18, 2009